Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Citigroup Global Markets Holdings Inc. Medium-Term Senior Notes, Series N
Amount Registered | shares	7,811
Proposed Maximum Offering Price per Unit	1,000
Maximum Aggregate Offering Price	$ 7,811,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,078.70
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Citigroup Inc. Guarantee of Medium-Term Senior Notes, Series N
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.